Notes to consolidated statement of cash flows (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]
Consolidated Statements of Cash Flows [abstract]
Total bank balances and cash	¥ 15,832,788	¥ 9,364,823	[1]	¥ 7,881,630
Add: cash and cash equivalents transferred to disposal group	15,104	0		0
Less: restricted cash	430,210	82,433		71,129
Cash and cash equivalents as at year end	¥ 15,417,682	¥ 9,282,390	[1]	¥ 7,810,501	[1]	¥ 7,478,250

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).